UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Principal
ASSET BACKED SECURITIES - 3.33%	Amount	Value
Accredited Mortgage Loan Trust
2005-1, 0.589%, 04/25/2035	80,275	$72,759
2005-3, 0.692%, 09/25/2035	148,000	107,361
2005-4, 0.449%, 12/25/2035	50,036	49,800
AmeriCredit Automobile Receivables Trust
2012-2, 0.760%, 10/08/2015	135,000	135,078
2012-1, 0.910%, 10/08/2015	170,000	170,341
BA Credit Card Trust
2010-1, 0.553%, 09/15/2015	140,000	140,322
CarMax Auto Owner Trust
2012-1, 0.890%, 09/15/2016	155,000	154,938
Carrington Mortgage Loan Trust
2005-FRE1, 0.526%, 01/25/2035	45,280	45,197
Chase Issuance Trust
FLT, 1.792%, 09/15/2015	140,000	142,748
Citigroup Mortgage Loan Trust, Inc.
M-1, 0.989%, 06/25/2035 (a)	114,000	85,562
CNH Equipment Trust
2012-A, 1.380%, 02/15/2018	155,000	156,469
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	86,640	94,005
Discover Card Master Trust
A, 1.553%, 12/15/2014	140,000	140,073
First Franklin Mortgage Loan Asset Backed Certificates
M-5, 1.817%, 01/25/2035	95,000	66,707
Fremont Home Loan Trust
2004-2, 1.165%, 07/25/2034	107,350	85,430
Golden Credit Card Trust
2012-2, 1.770%, 01/15/2019 (a)	155,000	156,265
Honda Auto Receivables Owner Trust
2012-1, 0.970%, 04/16/2018	60,000	60,149
MBNA Credit Card Master Note Trust
2005-10A, 0.313%, 11/16/2015	70,000	70,006
Newcastle Mortgage Securities Trust
A-4, 0.524%, 03/25/2036	180,000	124,657
Nissan Auto Receivables Owner Trust
2012-A, 1.000%, 07/16/2018	120,000	120,182
Structured Asset Investment Loan Trust
2004-8, 0.786%, 09/25/2034	210,000	140,485
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	338,969	355,917
Volvo Financial Equipment LLC
0.910%, 08/17/2015	130,000	130,078
Wachovia Auto Owner Trust
2008-A, 1.403%, 03/20/2014	45,358	45,382
TOTAL ASSET BACKED SECURITIES (Cost $2,780,295)		2,849,911

CORPORATE BONDS - 27.08%
Ambulatory Health Care Services - 0.04%
Quest Diagnostics, Inc.
4.700%, 04/01/2021	30,000	33,544
Beverage and Tobacco Product Manufacturing - 1.33%
Altria Group, Inc.
9.950%, 11/10/2038	35,000	56,063
Coca-Cola Co.
1.800%, 09/01/2016	85,000	87,725
Dr. Pepper Snapple Group, Inc.
3.200%, 11/15/2021	135,000	139,741
Molson Coors Brewing Co.
5.000%, 05/01/2042	95,000	101,589
Pernod-Ricard SA
2.950%, 01/15/2017 (a)	150,000	151,971
5.500%, 01/15/2042 (a)	150,000	154,630
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	96,674
7.250%, 06/15/2037	25,000	31,542
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019 (a)	100,000	103,250
SABMiller Holdings Inc.
3.750%, 01/15/2022 (a)	200,000	212,353
		1,135,538
Broadcasting (except Internet) - 0.90%
DIRECTV Holdings LLC
5.000%, 03/01/2021	55,000	60,445
6.375%, 03/01/2041	40,000	45,966
NBCUniversal Media LLC
5.150%, 04/30/2020	140,000	162,583
6.400%, 04/30/2040	75,000	92,378
Time Warner Cable, Inc.
6.750%, 07/01/2018	155,000	188,050
6.550%, 05/01/2037	40,000	46,979
5.500%, 09/01/2041	90,000	96,985
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	77,062
		770,448
Building Material and Garden Equipment and Supplies Dealers - 0.02%
Lowe's Cos., Inc.
3.800%, 11/15/2021	20,000	21,637
Chemical Manufacturing - 0.45%
Abbott Laboratories
4.125%, 05/27/2020	40,000	45,905
Agrium, Inc.
6.125%, 01/15/2041	45,000	55,341
Amgen, Inc.
5.150%, 11/15/2041	50,000	51,762
5.375%, 05/15/2043	95,000	102,381
Gilead Sciences, Inc.
4.500%, 04/01/2021	65,000	72,160
The Dow Chemical Co.
4.250%, 11/15/2020	30,000	32,017
The Mosaic Co.
4.875%, 11/15/2041	20,000	21,346
		380,912

Clothing and Clothing Accessories Stores - 0.36%
DIRECTV Holdings LLC
2.400%, 03/15/2017	180,000	180,685
DIRECTV Holidngs LLC
5.150%, 03/15/2042	85,000	84,966
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	44,601
		310,252
Computer and Electronic Product Manufacturing - 1.55%
Hewlett Packard Co.
2.600%, 09/15/2017	130,000	128,446
Hewlett-Packard Co.
2.350%, 03/15/2015	125,000	126,188
4.650%, 12/09/2021	95,000	98,663
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	84,200
Koninklijke Phillips Electronics NV
3.750%, 03/15/2022	70,000	73,118
L-3 Communications Corp.
3.950%, 11/15/2016	85,000	91,060
Motorola Solutions, Inc.
3.750%, 05/15/2022	205,000	203,399
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	245,000	247,786
Texas Instruments, Inc.
2.375%, 05/16/2016	75,000	79,175
Xerox Corp.
4.500%, 05/15/2021	190,000	196,286
		1,328,321
Construction of Buildings - 0.26%
Goodman Funding Pty Ltd.
6.000%, 03/22/2022 (a)	220,000	225,627
Credit Intermediation and Related Activities - 8.59%
American Express Bank FSB
6.000%, 09/13/2017	250,000	293,837
Bank Nova Scotia
1.050%, 03/20/2015 (a)	735,000	739,728
2.150%, 08/03/2016 (a)	280,000	291,605
Bank of America Corp.
4.750%, 08/01/2015	80,000	82,054
3.875%, 03/22/2017	120,000	119,735
5.875%, 02/07/2042	120,000	122,943
Bank of Montreal
2.625%, 01/25/2016 (a)	250,000	264,077
2.850%, 06/09/2016 (a)	300,000	317,657
1.950%, 01/30/2018 (a)	250,000	258,023
Bank of Nova Scotia
2.550%, 01/12/2017	90,000	93,718
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	70,861
CIT Group, Inc.
5.000%, 05/15/2017	90,000	88,481
Citigroup, Inc.
2.650%, 03/02/2015	100,000	99,275
3.953%, 06/15/2016	140,000	142,388
6.125%, 11/21/2017	160,000	173,306
6.875%, 03/05/2038	50,000	58,847
Cooperative Centrale Raiffeisen-Boerenleeenbank BA
3.875%, 02/08/2022	45,000	44,962
Credit Suisse AG
1.625%, 03/06/2015 (a)	200,000	201,025
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	195,022
ERAC USA Finance LLC
4.500%, 08/16/2021 (a)	95,000	101,755
7.000%, 10/15/2037 (a)	95,000	115,973
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	100,000	116,244
General Electric Capital Corp.
5.900%, 05/13/2014	90,000	97,627
5.875%, 01/14/2038	30,000	34,230
General Electric Captial Corp.
4.650%, 10/17/2021	25,000	27,520
HSBC Holdings PLC
4.875%, 01/14/2022	95,000	104,233
4.000%, 03/30/2022	110,000	112,192
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (a)	200,000	202,931
JPMorgan Chase & Co.
1.875%, 03/20/2015	160,000	159,994
Lloyds TSB Bank PLC
6.375%, 01/21/2021	155,000	167,465
National Bank Of Canada
2.200%, 10/19/2016 (a)	675,000	704,325
PNC Funding Corp.
3.300%, 03/08/2022	45,000	46,107
Sberbank of Russia Via SB Capital SA
4.950%, 02/07/2017 (a)	200,000	199,750
SLM Corp.
6.000%, 01/25/2017	35,000	34,587
Sparebank 1 Boligkreditt AS
2.300%, 06/30/2018 (a)	385,000	389,420
Toyota Motor Credit Corp.
1.750%, 05/22/2017	205,000	205,826
UBS AG
2.250%, 03/30/2017 (a)	260,000	262,637
Wachovia Bank NA
0.666%, 11/03/2014	300,000	292,912
WEA Finance LLC
7.500%, 06/02/2014 (a)	185,000	202,972
Wells Fargo & Co.
3.500%, 03/08/2022	120,000	122,034
		7,358,278

Educational Services - 0.09%
George Washinton University
3.485%, 09/15/2022	75,000	79,800
Executive, Legislative, and Other General Government Support - 0.18%
Province of New Brunswick Canada
2.750%, 06/15/2018	140,000	150,558
Fabricated Metal Product Manufacturing - 0.07%
Volkswagen International Finance NV
2.375%, 03/22/2017 (a)	60,000	61,203
Food and Beverage Stores - 0.20%
Delhaize Group SA
4.125%, 04/10/2019	170,000	168,891
Food Manufacturing - 0.60%
HJ Heinz Co.
1.500%, 03/01/2017	105,000	105,263
2.850%, 03/01/2022	20,000	20,191
Kraft Foods, Inc.
6.875%, 02/01/2038	25,000	32,999
6.875%, 01/26/2039	65,000	85,844
Kraft Foods Group, Inc.
1.625%, 06/04/2015	70,000	70,923
2.250%, 06/05/2017	55,000	56,139
3.500%, 06/06/2022	45,000	46,089
5.000%, 06/04/2042	90,000	93,844
		511,292
Food Services and Drinking Places - 0.04%
Yum! Brands, Inc.
6.875%, 11/15/2037	25,000	33,838
Funds, Trusts, and Other Financial Vehicles - 1.15%
Boston Properties LP
3.700%, 11/15/2018	50,000	52,290
BP Capital Markets LP
1.846%, 05/05/2017	140,000	140,268
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	122,215
5.250%, 03/15/2021	55,000	58,762
Health Care REIT, Inc.
4.125%, 04/01/2019	90,000	91,672
Sabra Health Care LP
8.125%, 11/01/2018	80,000	84,800
Ventas Realty LP
4.000%, 04/30/2019	330,000	338,668
4.250%, 03/01/2022	95,000	95,698
		984,373
General Merchandise Stores - 0.19%
Macy's Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	78,966
Wal-Mart Stores, Inc.
3.625%, 07/08/2020	75,000	82,385
		161,351
Health and Personal Care Stores - 0.31%
Aristotle Holding, Inc.
2.650%, 02/15/2017 (a)	215,000	219,144
CVS Caremark Corp.
6.125%, 09/15/2039	35,000	43,295
		262,439
Insurance Carriers and Related Activities - 1.27%
Aetna, Inc.
4.500%, 05/15/2042	25,000	25,031
Berkshire Hathaway, Inc.
0.716%, 02/11/2013	290,000	291,270
CNA Financial Corp.
7.350%, 11/15/2019	55,000	64,993
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	85,000	89,942
5.125%, 04/15/2022	130,000	132,714
Humana, Inc.
7.200%, 06/15/2018	35,000	42,416
Liberty Mutual Group
6.500%, 05/01/2042 (a)	55,000	56,155
Lincoln National Corp.
4.200%, 03/15/2022	55,000	55,195
MetLife, Inc.
6.817%, 08/15/2018	70,000	85,020
Nationwide Financial Services, Inc.
5.375%, 03/25/2021 (a)	80,000	84,620
Willis Group Holdings PLC
5.750%, 03/15/2021	65,000	72,052
XLIT Ltd.
5.750%, 10/01/2021	80,000	88,471
		1,087,879

Machinery Manufacturing - 0.25%
Case New Holland, Inc.
7.750%, 09/01/2013	75,000	80,063
General Electric Capital Corp.
2.300%, 04/27/2017	135,000	134,657
		214,720
Management of Companies and Enterprises - 0.95%
Bank of America Corp.
4.500%, 04/01/2015	145,000	148,364
6.500%, 08/01/2016	50,000	54,191
Eksportfinans ASA
3.000%, 11/17/2014	150,000	142,596
JPMorgan Chase & Co.
4.250%, 10/15/2020	70,000	72,719
Morgan Stanley
5.625%, 09/23/2019	410,000	391,769
		809,639
Merchant Wholesalers, Durable Goods - 0.13%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	109,989
Merchant Wholesalers, Nondurable Goods - 0.50%
Alliance One International, Inc.
10.000%, 07/15/2016	70,000	68,600
Aristotle Holding, Inc.
3.500%, 11/15/2016 (a)	65,000	68,714
Cardinal Health, Inc.
1.900%, 06/15/2017	25,000	25,017
Lorillard Tobacco Co.
8.125%, 06/23/2019	180,000	224,777
McKesson Corp.
7.500%, 02/15/2019	35,000	45,386
		432,494
Mining (except Oil and Gas) - 0.84%
FMG Resources August 2006 Pty Ltd.
6.000%, 04/01/2017 (a)	80,000	76,800
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 03/01/2017	45,000	44,408
3.550%, 03/01/2022	275,000	273,305
Newmont Mining Corp.
6.250%, 10/01/2039	15,000	16,828
4.875%, 03/15/2042	85,000	81,803
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	85,000	89,431
Southern Copper Corp.
6.750%, 04/16/2040	45,000	47,439
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	89,257
		719,271
Miscellaneous Store Retailers - 0.11%
Sally Holdings LLC
5.750%, 06/01/2022	90,000	91,462
Motion Picture and Sound Recording Industries - 0.15%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	92,110
5.375%, 10/15/2041	35,000	38,021
		130,131
Oil and Gas Extraction - 1.04%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	140,000	158,895
Apache Corp.
4.750%, 04/15/2043	210,000	231,161
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (a)	100,000	87,000
Devon Energy Corp.
3.250%, 05/15/2022	140,000	142,277
Enterprise Products Operating LLC
6.125%, 10/15/2039	25,000	29,200
5.950%, 02/01/2041	55,000	63,445
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	89,450
Occidental Petroleum Corp.
1.750%, 02/15/2017	35,000	35,723
Petrohawk Energy Corp.
7.250%, 08/15/2018	50,000	57,058
		894,209

Petroleum and Coal Products Manufacturing - 0.07%
Hess Corp.
6.000%, 01/15/2040	50,000	56,688
Pipeline Transportation - 0.24%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	92,958
Energy Transfer Partners LP
5.200%, 02/01/2022	30,000	31,772
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	70,000	80,559
		205,289
Professional, Scientific, and Technical Services - 0.15%
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	82,125
Vivendi Sa
4.750%, 04/12/2022 (a)	45,000	44,081
		126,206
Publishing Industries (except Internet) - 0.12%
UBM PLC
5.750%, 11/03/2020 (a)	100,000	103,120
Rail Transportation - 0.44%
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	175,000	176,080
CSX Corp.
3.700%, 10/30/2020	105,000	111,666
6.150%, 05/01/2037	25,000	30,320
4.750%, 05/30/2042	5,000	5,127
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	49,105
		372,298
Rental and Leasing Services - 0.20%
Avis Budget Car Rental LLC
8.250%, 01/15/2019	80,000	83,200
Rent-A-Center, Inc.
6.625%, 11/15/2020	80,000	84,400
		167,600
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.13%
Goldman Sachs Group, Inc.
3.300%, 05/03/2015	165,000	162,716
5.750%, 01/24/2022	485,000	498,504
Prudential Financial, Inc.
3.875%, 01/14/2015	135,000	141,343
4.750%, 09/17/2015	65,000	70,380
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	95,000	93,718
		966,661
Specialty Trade Contractors - 0.90%
Bank Nederlandse Gemeenten
1.375%, 03/23/2015 (a)	180,000	179,752
CenturyLink, Inc.
6.450%, 06/15/2021	35,000	36,319
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014 (a)	365,000	366,733
Teva Pharmaceutical Finance Co. BV
2.400%, 11/10/2016	180,000	187,509
		770,313

Support Activities for Mining - 0.15%
Ensco PLC
4.700%, 03/15/2021	35,000	38,108
WPX Energy, Inc.
6.000%, 01/15/2022 (a)	90,000	87,075
		125,183
Support Activities for Transportation - 0.26%
Vale Overseas Ltd.
4.375%, 01/11/2022	225,000	226,029
Telecommunications - 1.02%
AT&T, Inc.
6.550%, 02/15/2039	70,000	89,676
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (a)	100,000	96,093
France Telecom SA
5.375%, 01/13/2042	45,000	46,934
Nextel Communications, Inc.
6.875%, 10/31/2013	80,000	80,400
Qwest Corp.
6.750%, 12/01/2021	170,000	190,146
Telefonica Emisiones SAU
3.992%, 02/16/2016	125,000	115,431
5.462%, 02/16/2021	150,000	134,196
Verizon Communications, Inc.
3.500%, 11/01/2021	115,000	122,546
		875,422
Transportation Equipment Manufacturing - 0.21%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	90,100
Lockheed Martin Corp.
3.350%, 09/15/2021	45,000	46,321
United Technologies Corp.
4.500%, 06/01/2042	45,000	48,399
		184,820
Utilities - 0.62%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	80,822
Consolidated Edison Co. of New York, Inc.
4.450%, 06/15/2020	25,000	29,209
Exelon Generation Co. LLC
4.000%, 10/01/2020	225,000	233,795
Georgia Pwr Co.
4.300%, 03/15/2042	140,000	144,977
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	45,779
		534,582
TOTAL CORPORATE BONDS (Cost $23,045,091)		23,182,307

FOREIGN CORPORATE BONDS - 2.35%
Air Canada
9.250%, 08/01/2015 (a)	80,000	77,800
ArcelorMittal
6.125%, 06/01/2018	535,000	539,788
Canadian Imperial Bank of Commerce
0.900%, 09/19/2014 (a)	390,000	391,778
2.600%, 07/02/2015 (a)	185,000	194,727
2.750%, 01/24/2016 (a)	195,000	206,859
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	35,000	48,443
Swedbank Hypotek AB
0.759%, 03/28/2014 (a)	200,000	199,744
Teck Resources Ltd.
10.750%, 05/15/2019	30,000	36,519
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	99,750
Westpac Banking Corp.
1.900%, 12/14/2012 (a)	105,000	105,710
WPP Finance UK
8.000%, 09/15/2014	100,000	113,601
TOTAL FOREIGN CORPORATE BONDS (Cost $1,194,418)		2,014,719

FOREIGN GOVERNMENT AGENCY ISSUES - 0.43%
Petroleos Mexicanos
4.875%, 01/24/2022 (a)	105,000	110,513
Province of Manitoba Canada
1.300%, 04/03/2017	255,000	259,343
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $358,562)		369,856

MORTGAGE BACKED SECURITIES - 17.54%
Americold LLC Trust
2010-ART, 4.954%, 01/14/2021 (a)	165,000	187,624
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2006-6, 5.356%, 10/10/2045	150,000	166,249
2007-1, 5.451%, 01/15/2049	200,000	225,393
2007-3, 5.633%, 06/10/2049	50,000	55,915
BCAP LLC Trust
2010-RR7, 5.000%, 04/28/2020 (a)	25,596	26,467
Bear Stearns Commerical Mortgage Securities
A-4, 5.331%, 02/11/2044	70,000	75,409
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	225,000	252,349
Chase Issuance Trust
0.339%, 05/16/2016	145,000	145,050
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	211,923
2002-CK2, 6.133%, 04/15/2037	4,639	4,647
CW Capital Cobalt Ltd.
2007-C3, 6.015%, 05/15/2046	260,000	288,515
DBUBS Mortgage Trust
2011-LC1, 3.742%, 11/13/2046 (a)	48,689	52,121
Deutsche Bank Commercial Mortgage Trust
TRUST, 5.322%, 12/11/2049	200,000	220,478
Extended Stay America Trust
A, 2.951%, 11/05/2015 (a)	471,387	476,388
Fannie Mae
5.500%, 06/01/2037	75,000	81,785
Pool #000TBA, 5.000%, 06/12/2038	100,000	108,328
Fannie Mae Pool
5.000%, 03/01/2030	119,763	130,082
5.000%, 06/01/2033	102,454	111,202
5.000%, 11/01/2033	61,278	66,510
Pool #888283, 5.000%, 08/01/2034	331,061	359,943
Pool #745336, 5.000%, 03/01/2036	464,616	503,707
6.000%, 05/01/2036	330,121	364,447
6.218%, 09/01/2036	169,739	185,362
5.500%, 12/01/2037	43,323	47,266
5.000%, 02/01/2038	157,798	171,075
5.500%, 02/01/2038	377,878	412,269
5.500%, 06/01/2038	136,945	149,409
5.500%, 07/01/2038	492,505	537,329
5.500%, 11/01/2038	90,415	98,644
4.500%, 08/01/2040	37,767	40,661
4.500%, 09/01/2040	4,060	4,371
5.000%, 04/01/2041	107,033	116,139
4.500%, 07/01/2041	146,686	158,156
4.500%, 09/01/2041	243,237	262,258
4.000%, 10/01/2041	188,010	198,709
4.500%, 10/01/2041	24,757	26,693
4.500%, 10/01/2041	153,491	165,493
4.500%, 11/01/2041	86,301	93,050
3.405%, 01/01/2042	173,723	183,013
3.411%, 01/01/2042	267,253	282,074
4.000%, 01/01/2042	283,446	302,101
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026	243,628	19,183
2012-35, 4.000%, 04/25/2042	201,600	202,486
Fredde Mac Gold Pool
5.000%, 08/01/2035	21,150	22,838
Freddie Mac Gold Pool
3.500%, 09/01/2026	130,020	137,857
3.500%, 09/01/2026	160,834	170,528
5.500%, 12/01/2027	33,842	36,868
5.000%, 02/01/2035	25,679	27,764
5.000%, 07/01/2035	69,881	75,456
5.500%, 09/01/2037	15,559	16,938
5.500%, 12/01/2037	243,711	265,315
5.500%, 09/01/2038	233,804	254,384
5.000%, 02/01/2039	125,923	135,654
4.500%, 12/01/2039	256,971	274,582
4.500%, 05/01/2041	76,637	82,105
5.000%, 05/01/2041	90,981	98,637
4.500%, 06/01/2041	141,478	151,173
4.500%, 07/01/2041	260,140	278,699
4.500%, 07/01/2041	212,716	227,892

Freddie Mac Non Gold Pool
3.801%, 07/01/2041	124,877	132,478
Freddie Mac REMICS
37520, 2.124%, 06/15/2015 (b)	637,417	19,923
37620, 5.911%, 05/15/2025	189,016	29,850
27870, 5.000%, 07/15/2031	17,226	17,243
39100, 5.000%, 06/15/2034 (b)	347,362	61,175
37920, 6.360%, 11/15/2040	1,063,197	175,264
38280, 8.403%, 02/15/2041	203,088	208,124
Government National Mortgage Association
2011-35, 4.500%, 12/16/2037	366,021	35,877
2010-84, 4.500%, 11/20/2038	215,000	242,384
2011-71, 4.500%, 06/20/2039 (b)	620,895	71,423
2012-53, 1.085%, 03/16/2047	1,153,234	90,494
2012-70, 0.961%, 08/16/2052	870,000	61,678
Greenwich Capital Commercial Funding Corp.
2007-GG9, 5.444%, 03/10/2039	125,000	136,804
GS Mortgage Securities Corp. II
2006-GG8, 5.560%, 11/14/2039	35,000	39,480
2007-GG10, 5.805%, 08/10/2045	150,000	164,331
Impac CMB Trust
2004-10, 0.583%, 03/25/2035	30,079	29,711
2005-4, 0.642%, 05/25/2035	78,158	66,057
2005-6, 0.586%, 10/25/2035	99,497	88,327
Impac Secured Assets CMN Owner Trust
2006-2, 0.589%, 08/25/2036	65,874	59,498
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	250,676
Series 2007-LDP12, 5.882%, 02/15/2051	235,000	265,815
LB-UBS Commercial Mortgage Trust
Series 2002-C7, 4.960%, 12/15/2031	90,579	91,790
Master Adjustable Rate Mortgages Trust
2004-14, 0.876%, 01/25/2035	69,256	62,727
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	175,000	187,449
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.163%, 08/12/2049	100,000	110,284
Morgan Stanley Capital I, Inc.
A-4, 5.150%, 06/13/2041	342,149	353,325
A-2, 5.610%, 04/15/2049	63,208	65,152
Mortgage-Linked Amortizing Notes
DEBT, 2.060%, 01/15/2022	581,929	592,358
NCUA Guaranteed Notes
2010-R2, 0.623%, 11/06/2017	256,019	256,098
2010-R1, 0.690%, 10/07/2020	36,505	36,579
2010-R2, 0.723%, 11/05/2020	214,655	214,888
Sequoia Mortgage Trust
2012-1, 2.865%, 01/25/2042	193,449	195,913
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	215,998
Series 2007-C32, 5.933%, 06/15/2049	175,000	186,446
Wells Fargo Mortgage Backed Securities Trust
2004-1, 5.500%, 02/25/2034	94,084	95,371
2006-16, 5.000%, 11/25/2036	72,068	74,573
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,505,061)		15,012,526

MUNICIPAL BONDS - 0.15%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	80,000	93,310
State of California
7.550%, 04/01/2039	25,000	32,311
TOTAL MUNICIPAL BONDS (Cost $117,905)		125,621

U.S. GOVERNMENT AGENCY ISSUES - 22.62%
Fannie Mae
TBA, 4.500%, 06/01/2034	1,305,000	1,400,224
4.000%, 06/15/2040	860,000	915,766
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	270,228	292,628
4.000%, 03/01/2025	738,292	784,709
5.500%, 10/01/2035	124,831	136,894
Pool #990906, 5.500%, 10/01/2035	543,309	596,491
6.000%, 09/01/2036	39,941	44,094
Pool #831922, 5.500%, 11/01/2036	47,904	52,324
6.000%, 03/01/2037	215,959	238,415
6.000%, 03/01/2037	337,178	372,238
Pool #952572, 5.500%, 09/01/2037	24,540	26,774
Pool #981566, 5.000%, 05/01/2038	13,354	14,473
6.000%, 05/01/2038	309,520	341,853
6.000%, 05/01/2038	95,328	105,240
Pool #934305, 5.000%, 06/01/2038	347,176	376,277
Pool #975737, 5.000%, 09/01/2038	23,133	25,072
Fannie Mae REMICS
2008-2, 5.000%, 07/25/2037	57,420	63,540
Federal Home Loan Banks
5.500%, 07/15/2036	85,000	117,397
Freddie Mac
3.000%, 07/15/2027	2,450,000	2,555,656
3.500%, 07/15/2042	195,000	203,836
4.500%, 06/15/2040	925,000	988,016
4.000%, 06/15/2041	2,615,000	2,774,760
Pool #000TBA, 5.500%, 06/15/2041	445,000	483,868
3.500%, 06/15/2042	705,000	738,598
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	10,586	11,361
5.500%, 05/01/2035	193,968	212,132
5.500%, 10/01/2037	13,384	14,570
Pool #G03812, 5.500%, 02/01/2038	18,267	19,886
Pool #A7-2203, 5.500%, 02/01/2038	88,786	96,601
Pool #G0-4449, 5.500%, 07/01/2038	109,982	119,663
Pool #G0-4471, 5.500%, 07/01/2038	48,660	52,943
Pool #A8-2657, 5.500%, 10/01/2038	99,642	109,440
Pool #A8-2134, 6.000%, 10/01/2038	36,666	40,409
Pool #G0-5164, 5.500%, 11/01/2038	161,377	175,935
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	245,071	263,664
Pool #1J-1346, 5.548%, 11/01/2036	66,285	70,644
Pool #1G-1509, 5.314%, 02/01/2037	100,313	107,014
Ginnie Mae
3.000%, 07/15/2042	330,000	341,241
3.500%, 06/15/2042	2,005,000	2,140,337
4.000%, 06/15/2042	770,000	840,864
Ginnie Mae II Pool
5.000%, 05/20/2030	67,637	75,641
6.000%, 10/20/2032	12,400	14,064
5.500%, 02/20/2034	111,725	124,859
6.000%, 06/20/2035	39,476	44,727
4.000%, 05/20/2041	55,263	59,240
4.000%, 07/20/2041	233,870	250,646
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033 (b)	164,288	10,078
2009-45, 5.000%, 12/20/2033	141,267	147,381
2010-113, 4.000%, 09/20/2038	131,000	146,890
2010-167, 4.000%, 08/20/2039	200,000	224,339
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $18,954,577)		19,363,712

U.S. GOVERNMENT NOTES/BONDS - 8.45%
U.S. Treasury Notes/Bonds - 7.90%
0.375%, 09/30/2012	2,000,000	2,002,032
0.250%, 01/31/2014	285,000	285,000
0.250%, 02/15/2015	205,000	204,519
2.000%, 02/15/2022	70,000	72,838
2.375%, 10/31/2014	365,000	383,050
2.375%, 01/15/2017	1,592,653	1,854,446
3.625%, 08/15/2019	1,015,000	1,198,810
6.875%, 08/15/2025	235,000	371,521
4.375%, 05/15/2041	170,000	230,961
4.500%, 02/15/2036	120,000	163,744
		6,766,921
United States Treasury Inflation Indexed Bonds - 0.55%
1.125%, 01/15/2021	73,405	85,293
2.000%, 01/15/2026	294,719	381,523
		466,816
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $6,821,417)		7,233,737

	Shares	Value
EXCHANGE-TRADED FUNDS - 19.87%
iShares Barclays Intermediate Credit Bond Fund	33,193	3,621,356
iShares Barclays MBS Bond Fund	37,774	4,096,968
iShares iBoxx Investment Grade Corporate Bond Fund	24,890	2,911,383
SPDR Barclays Capital High Yield Bond ETF	159,234	6,068,408
WisdomTree Emerging Markets Local Debt Fund	6,565	317,943
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,856,205)		17,016,058

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 13.56%
U.S. Treasury Bills - 8.64%
0.00% Coupon, 0.073% Effective Yield, 05/14/2012	600,000	599,987
0.00% Coupon, 0.070% Effective Yield, 05/21/2012	500,000	499,981
0.00% Coupon, 0.113% Effective Yield, 08/02/2012	500,000	499,959
0.00% Coupon, 0.149% Effective Yield, 08/09/2012	1,800,000	1,799,827
0.00% Coupon, 0.106% Effective Yield, 12/13/2012	4,000,000	3,997,996
		7,397,750

Money Market Funds - 4.92%
AIM STITT - Treasury Portfolio	1,274,490	1,274,489
Fidelity Institutional Government Portfolio	2,939,423	2,939,423
		4,213,912
TOTAL SHORT-TERM INVESTMENTS (Cost $11,611,123)		11,611,662

Total Investments (Cost $96,244,654) - 115.38%		98,780,109
Liabilities in Excess of Other Assets - (15.38)%		(13,165,596)
TOTAL NET ASSETS - 100.00%		$85,614,513

Percentages are stated as a percent of net assets.

(a)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid using procedures established by the Board of Trustees.

(b)	The Adviser has determined these securities to be illiquid. The total value of illiquid securities at May 31, 2012 was $162,599, comprising 0.19% of net assets.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2012 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation
Description	Sold	Month	(Depreciation)
90 Day Euro Dollar	53	Dec. 2012	$6,830
Euro-Bond	3	Jun. 2012	(28,011)
U.S. 10 Year Note	1	Sep. 2012	(1,543)
U.S. 5 Year Note	51	Sep. 2012	(25,186)
Total Futures Contracts Sold			$(47,910)

Canada 10 Year Bond	5	Sep. 2012	$6,471
Long Gilt Bond	3	Sep. 2012	9,890
U.S. 2 Year Note	54	Sep. 2012	2,444
U.S. Long Bond	1	Sep. 2012	2,584
U.S. Ultra Long Bond	6	Sep. 2012	28,021
Total Futures Contracts Purchased			$49,410

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$96,244,654
Gross unrealized appreciation - Futures	56,240
Gross unrealized appreciation	2,785,857
Gross unrealized depreciation - Futures	(54,740)
Gross unrealized depreciation	(250,402)
Net unrealized appreciation	$2,536,955

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity:
Exchange-Traded Funds	$17,016,058	$-	$-	$17,016,058
Total Equity	$17,016,058	$-	$-	$17,016,058
Fixed Income:
Asset Backed Securities	$-	$2,849,911	$-	$2,849,911
Corporate Bonds	-	23,182,307	-	23,182,307
Foreign Coporate Bonds	-	2,014,719	-	2,014,719
Mortgage Backed Securities	-	15,012,526	-	15,012,526
U.S. Government Agency Issues	-	19,363,712	-	19,363,712
Foreign Government Agency Issues	-	369,856	-	369,856
U.S. Government Note/Bonds	-	7,233,737	-	7,233,737
Municipal Bonds	-	125,621	-	125,621
Total Fixed Income	-	70,152,389	-	70,152,389

Short-Term Investments	4,213,912	7,397,750	-	11,611,662

Total Investments in Securities	$21,229,970	$77,550,139	$-	$98,780,109

Other Financial Instruments*	$1,500	$-	$-	$1,500

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.
The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2012 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Future Contracts Written	$49,410
Future Contracts Purchased	(47,910)
Total	$1,500

The Effect of Derivative Instruments on income for the period September 1, 2011 through May 31, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2011
as hedging instruments	through
May 31, 2012
Purchased Options	$(9,641)
Future Contracts	216,704
Total	$207,063

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2011
as hedging instruments	through
May 31, 2012
Future Contracts	$(32,034)
Total	$(32,034)

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.63%
Accommodation - 0.15%
Marriott International, Inc.	3,150	$121,937
Administration of Human Resource Programs - 0.02%
WageWorks, Inc. (a)	1,765	19,291
Administrative and Support Services - 0.82%
Experian PLC - ADR	21,825	304,241
Kforce, Inc. (a)	8,860	118,104
Liquidity Services, Inc. (a)	1,815	115,960
OpenTable, Inc. (a)	1,235	49,054
WNS Holdings Ltd - ADR (a)	5,900	64,782
		652,141
Air Transportation - 0.13%
Bristow Group, Inc.	2,670	106,934
Ambulatory Health Care Services - 0.17%
Air Methods Corp. (a)	1,525	139,004
Amusement, Gambling, and Recreation Industries - 0.59%
Bally Technologies, Inc. (a)	1,435	66,799
Las Vegas Sands Corp.	4,880	225,359
Wynn Resorts Ltd.	1,710	176,198
		468,356
Apparel Manufacturing - 0.30%
G-III Apparel Group Ltd. (a)	4,120	101,805
Jones Group, Inc.	3,115	30,029
Perry Ellis International, Inc. (a)	5,540	104,207
		236,041
Beverage and Tobacco Product Manufacturing - 2.82%
Anheuser-Busch InBev NV - ADR	3,305	223,749
Coca-Cola Co.	2,325	173,747
Coca-Cola Enterprises, Inc.	13,020	356,228
Constellation Brands, Inc. (a)	7,290	140,624
Diageo PLC - ADR	2,215	211,178
LVMH Moet Hennessy Louis Vuitton SA - ADR	7,225	214,221
PepsiCo, Inc.	4,832	327,851
Philip Morris International, Inc.	7,083	598,584
		2,246,182
Broadcasting (except Internet) - 1.65%
Cablevision Systems Corp.	3,800	43,472
CBS Corp.	4,807	153,439
Comcast Corp.	13,656	394,795
DIRECTV (a)	2,997	133,217
Jupiter Telecommunications Co. Ltd. - ADR (a)	5,880	404,191
Liberty Interactive Corp. (a)	11,233	188,265
		1,317,379
Building Material and Garden Equipment and Supplies Dealers - 0.15%
Titan Machinery, Inc. (a)	3,835	118,310
Chemical Manufacturing - 8.08%
Abbott Laboratories	5,100	315,129
Acorda Therapeutics, Inc. (a)	3,530	77,625
Air Products & Chemicals, Inc.	1,927	152,310
Alkermes PLC (a)(b)	8,540	133,395
Arkema SA - ADR	1,415	92,258
Bristol-Myers Squibb Co.	3,683	122,791
CF Industries Holdings, Inc.	1,450	247,892
Church & Dwight, Inc.	2,420	128,841
CSL Ltd. - ADR	13,585	248,334
Eli Lilly & Co.	5,965	244,267
Ferro Corp. (a)	17,980	79,831
Forest Laboratories, Inc. (a)	5,577	195,195
Fresenius Medical Care AG & Co., KGaA - ADR	4,970	329,511
Incyte Corp. (a)	6,010	128,073
Innophos Holdings, Inc.	1,940	97,931
Intermune, Inc. (a)	5,180	54,027
L'Oreal SA - ADR	7,815	176,228
Merck & Co., Inc.	9,175	344,797
Monsanto Co.	4,700	362,840
Novartis AG - ADR	4,300	223,729
Novo Nordisk A/S - ADR	1,710	228,781
Onyx Pharmaceuticals, Inc. (a)	3,640	166,639
Pfizer, Inc.	20,101	439,609
PPG Industries, Inc.	805	83,269
Prestige Brands Holdings, Inc. (a)	4,655	63,913
Quidel Corp. (a)	6,695	105,245
Roche Holding AG - ADR	10,315	404,039
Salix Pharmaceuticals, Inc. (a)	1,975	102,325
Sanofi - ADR	6,682	227,388
Shuffle Master, Inc. (a)	9,550	151,463
Sociedad Quimica y Minera de Chile SA - ADR	3,305	171,761
Spectrum Pharmaceuticals, Inc. (a)	8,025	93,010
TPC Group, Inc. (a)	1,880	59,389
United Therapeutics Corp. (a)	3,670	162,361
Warner Chilcott PLC (a)(b)	5,500	103,730
West Pharmaceutical Services, Inc.	2,635	125,953
		6,443,879

Clothing and Clothing Accessories Stores - 0.42%
Dillard's, Inc.	1,080	72,619
DSW, Inc.	2,160	128,909
Jos A Bank Clothiers, Inc. (a)	3,035	134,633
		336,161
Computer and Electronic Product Manufacturing - 7.33%
Activision Blizzard, Inc.	3,755	44,084
ADTRAN, Inc.	3,950	115,459
Agilent Technologies, Inc.	6,650	270,389
Alcatel-Lucent - ADR (a)	128,050	201,039
Amkor Technology, Inc. (a)	12,580	59,503
Apple, Inc. (a)	2,725	1,574,314
Applied Micro Circuits Corp. (a)	13,950	74,493
Cirrus Logic, Inc. (a)	3,635	104,397
Cisco Systems, Inc.	24,231	395,691
Dell, Inc. (a)	9,320	114,916
Dolby Laboratories, Inc. (a)	2,420	103,794
FARO Technologies, Inc. (a)	2,945	135,853
International Business Machines Corp.	3,505	676,115
IXYS Corp. (a)	6,985	72,365
LSI Corporation (a)	18,260	121,429
Motorola Solutions, Inc.	6,772	325,598
NETGEAR, Inc. (a)	2,320	72,825
Northrop Grumman Corp.	3,911	229,770
Plantronics, Inc.	3,360	101,102
QUALCOMM, Inc.	1,590	91,123
ResMed, Inc. (a)	3,560	110,289
Rofin-Sinar Technologies, Inc. (a)	2,635	52,305
Semtech Corp. (a)	4,115	99,130
St. Jude Medical, Inc.	3,990	153,296
Telefonaktiebolaget LM Ericsson - ADR (a)	26,255	222,642
Texas Instruments, Inc.	6,929	197,338
Thoratec Corp. (a)	1,300	39,442
ViaSat, Inc. (a)	2,040	85,721
		5,844,422
Couriers and Messengers - 0.32%
FedEx Corp.	1,100	98,054
United Parcel Service, Inc.	2,045	153,252
		251,306
Credit Intermediation and Related Activities - 5.84%
Ameriprise Financial, Inc.	3,941	188,853
Bank of America Corp.	18,729	137,658
BBCN Bancorp, Inc. (a)	6,730	72,617
Citigroup, Inc.	7,378	195,591
Credit Suisse Group AG - ADR	6,850	131,041
Discover Financial Services	15,756	521,681
Fifth Third Bancorp	17,040	227,484
Flushing Financial Corp.	7,610	98,169
Home Bancshares, Inc.	3,485	98,033
Independent Bank Corp.	3,450	93,254
JPMorgan Chase & Co.	9,674	320,692
Nordea Bank AB - ADR	27,200	204,272
PNC Financial Services Group, Inc.	4,598	282,409
Prosperity Bancshares, Inc.	2,525	107,868
Shinhan Financial Group Co. Ltd. - ADR	2,505	161,372
State Street Corp.	6,221	256,367
Susquehanna Bancshares, Inc.	12,175	117,245
Texas Capital Bancshares, Inc. (a)	2,215	85,898
Trustmark Corp.	4,125	100,733
Turkiye Garanti Bankasi AS - ADR (a)	30,180	99,292
United Overseas Bank Ltd. - ADR	7,095	194,261
US Bancorp	5,710	177,638
Visa, Inc.	2,790	321,408
Webster Financial Corp.	5,470	110,877
Wells Fargo & Co.	11,021	353,222
		4,657,935

Data Processing, Hosting and Related Services - 0.59%
AOL, Inc. (a)	4,973	136,409
ExlService Holdings, Inc. (a)	2,235	48,432
Fiserv, Inc. (a)	3,035	204,651
InterXion Holding NV (a)(b)	5,095	84,373
		473,865
Educational Services - 0.08%
Greenway Medical Technologies (a)	4,095	67,281
Electrical Equipment, Appliance, and Component Manufacturing - 0.66%
Cooper Industries PLC	3,297	232,439
Schneider Electric SA - ADR (a)	27,365	294,447
		526,886
Electronics and Appliance Stores - 0.14%
GameStop Corp.	5,930	113,737
Fabricated Metal Product Manufacturing - 0.77%
Chart Industries, Inc. (a)	1,950	121,797
QLogic Corp. (a)	2,740	37,291
Silgan Holdings, Inc.	2,905	121,429
Stanley Black & Decker, Inc.	3,357	222,401
Timken Co.	2,280	108,756
		611,674
Food and Beverage Stores - 0.96%
Casey's General Stores, Inc.	2,970	168,191
Fresh Market, Inc. (a)	1,545	89,795
Koninklijke Ahold NV - ADR	23,790	279,390
Kroger Co.	10,260	225,823
		763,199
Food Manufacturing - 1.76%
Bunge Ltd. (b)	2,130	126,735
Givaudan SA - ADR	16,850	312,231
Hormel Foods Corp.	1,250	37,388
J&J Snack Foods Corp.	2,295	126,386
Nestle SA - ADR	4,180	237,633
Smithfield Foods, Inc. (a)	6,410	126,084
Unilever NV - ADR	13,848	434,273
		1,400,730
Food Services and Drinking Places - 1.54%
AFC Enterprises, Inc. (a)	8,435	180,172
Brinker International, Inc.	5,890	190,306
Buffalo Wild Wings, Inc. (a)	1,225	104,260
CEC Entertainment, Inc.	2,645	92,469
Cheesecake Factory, Inc. (a)	2,680	86,939
Jack in the Box, Inc. (a)	4,735	122,400
McDonald's Corp.	1,465	130,883
Sodexo - ADR	4,465	324,158
		1,231,587
Forestry and Logging - 0.24%
Weyerhaeuser Co.	9,411	187,373
Gasoline Stations - 0.17%
Susser Holdings Corp. (a)	4,485	131,186
General Merchandise Stores - 1.51%
Costco Wholesale Corp.	915	79,047
Kohl's Corp.	4,500	206,190
O'Reilly Automotive, Inc. (a)	3,050	292,159
Target Corp.	3,394	196,547
TESCO PLC - ADR	16,400	231,568
Wal-Mart Stores, Inc.	3,059	201,343
		1,206,854
Health and Personal Care Stores - 0.48%
CVS Caremark Corp.	8,462	380,282
Heavy and Civil Engineering Construction - 0.30%
Fluor Corp.	2,230	104,543
Granite Construction, Inc.	2,510	57,529
MYR Group, Inc. (a)	5,225	79,472
		241,544
Hospitals - 0.31%
HCA Holdings, Inc.	5,692	147,934
Universal Health Services, Inc.	2,550	98,813
		246,747

Insurance Carriers and Related Activities - 2.30%
Alterra Capital Holdings Ltd. (b)	4,776	106,075
Catalyst Health Solutions, Inc. (a)	870	75,577
Humana, Inc.	2,855	218,093
MetLife, Inc.	7,380	215,570
Primerica, Inc.	4,375	105,306
ProAssurance Corp.	1,100	96,954
Travelers Companies, Inc.	3,128	195,469
UnitedHealth Group, Inc.	5,677	316,607
Unum Group	7,523	150,084
Willis Group Holdings PLC (b)	9,945	350,760
		1,830,495
Leather and Allied Product Manufacturing - 0.36%
Iconix Brand Group, Inc. (a)	7,425	111,227
Steven Madden Ltd. (a)	4,275	173,308
		284,535
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.04%
RPX Corp. (a)	2,205	29,393
Machinery Manufacturing - 2.78%
Applied Materials, Inc.	17,785	183,719
Barnes Group, Inc.	4,625	107,624
Canon, Inc. - ADR	4,575	182,680
Caterpillar, Inc.	1,180	103,392
Columbus McKinnon Corp. (a)	5,260	81,214
Cummins, Inc.	2,650	256,918
ESCO Technologies, Inc.	2,580	90,042
Esterline Technologies Corp. (a)	2,510	162,121
FANUC Corporation - ADR (a)	8,160	232,478
Gardner Denver, Inc.	990	53,539
General Electric Co.	17,572	335,449
Kadant, Inc. (a)	4,165	94,546
Lufkin Industries, Inc.	1,400	80,458
Pitney Bowes, Inc.	11,210	152,904
Volksbank Stemweder Berg	5,255	98,479
		2,215,563
Management of Companies and Enterprises - 1.05%
American Equity Invesment Life Holdings Co.	10,730	113,523
Bunzl PLC - ADR	4,470	357,287
Cardinal Financial Corp.	7,860	89,604
City Holding Co.	2,590	83,346
Dime Community Bancshares, Inc.	6,175	80,646
Park National Corp.	1,685	108,733
		833,139
Merchant Wholesalers, Durable Goods - 0.86%
AM Castle & Co. (a)	9,080	99,608
Anixter International, Inc. (a)	1,825	104,956
Applied Industrial Technologies, Inc.	3,915	147,635
Covidien PLC (b)	4,388	227,211
United Stationers, Inc.	4,305	108,701
		688,111
Merchant Wholesalers, Nondurable Goods - 0.70%
Acuity Brands, Inc.	1,860	101,370
AmerisourceBergen Corp.	3,290	121,696
Herbalife Ltd. (b)	2,500	111,975
Sara Lee Corp.	10,582	221,164
		556,205
Mining (except Oil and Gas) - 1.54%
BHP Billiton PLC - ADR	2,970	155,925
Coeur d'Alene Mines Corp. (a)	3,890	65,741
CONSOL Energy, Inc.	3,029	85,054
Goldcorp, Inc. (b)	6,395	231,691
New Gold, Inc. (a)(b)	24,550	215,058
Rio Tinto PLC - ADR	4,465	192,977
Silver Wheaton Corp. (b)	6,650	169,442
Vulcan Materials Co.	3,130	108,455
		1,224,343
Miscellaneous Manufacturing - 1.12%
Align Technology, Inc. (a)	5,210	162,708
Baxter International, Inc.	5,193	262,870
Coach, Inc.	1,525	102,861
CONMED Corp.	3,395	90,952
CryoLife, Inc. (a)	9,360	43,243
Haemonetics Corp. (a)	1,715	119,553
Merit Medical Systems, Inc. (a)	8,275	107,575
		889,762

Motion Picture and Sound Recording Industries - 0.36%
Cinemark Holdings, Inc.	4,325	99,735
Corus Entertainment, Inc. (b)	8,365	190,220
		289,955
Motor Vehicle and Parts Dealers - 0.31%
Advance Auto Parts, Inc.	3,400	247,996
Nonstore Retailers - 0.24%
eBay, Inc. (a)	4,899	191,992
Oil and Gas Extraction - 3.49%
Akzo Nobel NV - ADR	13,765	209,916
Apache Corp.	1,650	134,277
BASF SE - ADR	2,990	208,846
Baytex Energy Corp. (b)	4,175	182,573
Berry Petroleum Co.	2,495	97,080
BG Group PLC - ADR	12,535	241,549
Carrizo Oil & Gas, Inc. (a)	4,305	95,184
Cenovus Energy, Inc. (b)	4,765	149,764
El Paso LLC	6,099	185,767
Helmerich & Payne, Inc.	3,000	135,900
Hess Corp.	4,412	192,804
Marathon Oil Corp.	8,540	212,732
Noble Energy, Inc.	1,218	102,872
OGX Petroleo e Gas Participacoes SA - ADR (a)	19,720	100,572
Penn West Petroleum Ltd. (b)	6,685	88,911
Rosetta Resources, Inc. (a)	2,690	104,076
SM Energy Co.	1,515	81,946
Swift Energy Co. (a)	2,720	54,155
Tullow Oil PLC - ADR	18,195	200,873
		2,779,797
Other Information Services - 0.36%
Google, Inc. (a)	420	243,961
QuinStreet, Inc. (a)	5,290	42,902
		286,863
Paper Manufacturing - 0.11%
Boise, Inc.	12,220	84,318
Personal and Laundry Services - 0.26%
Shutterfly, Inc. (a)	2,390	65,892
Weight Watchers International, Inc.	2,520	142,985
		208,877
Petroleum and Coal Products Manufacturing - 2.62%
Chevron Corp.	5,680	558,401
ConocoPhillips	3,575	186,472
Exxon Mobil Corp.	15,534	1,221,439
HollyFrontier Corp.	4,210	124,111
		2,090,423
Plastics and Rubber Products Manufacturing - 0.41%
Bridgestone Corp. - ADR (a)	3,610	153,787
Cooper Tire & Rubber Co. (b)	5,290	81,889
Goodyear Tire & Rubber Co. (a)	8,523	89,065
		324,741
Professional, Scientific, and Technical Services - 3.28%
Accenture PLC (b)	2,615	149,316
Celgene Corp. (a)	3,900	266,175
Cognizant Technology Solutions Corp. (a)	1,400	81,550
comScore, Inc. (a)	3,625	65,794
CRA International, Inc. (a)	2,340	44,015
FTI Consulting, Inc. (a)	2,260	71,348
ICON PLC - ADR (a)	4,300	92,321
KEYW Holding Corp. (a)	5,685	52,416
Mastercard, Inc.	905	367,892
Moody's Corp.	3,685	134,834
National CineMedia, Inc.	5,730	77,298
Omnicom Group, Inc.	3,767	179,610
Quality Systems, Inc.	2,665	76,246
SGS SA - ADR	18,740	338,069
SolarWinds, Inc. (a)	1,805	82,777
Synaptics, Inc. (a)	3,010	80,728
Syntel, Inc.	1,335	74,627
TeleTech Holdings, Inc. (a)	6,225	92,753
Tetra Tech, Inc. (a)	3,685	92,088
ValueClick, Inc. (a)	5,855	102,697
Vocus, Inc. (a)	5,505	88,796
		2,611,350

Publishing Industries (except Internet) - 4.06%
CA, Inc.	8,130	202,193
EPAM Systems, Inc. (a)	2,945	51,538
Informa PLC - ADR	17,380	183,707
Intuit, Inc.	3,700	208,051
LogMein, Inc. (a)	3,170	101,599
Microsoft Corp.	25,977	758,268
Oracle Corp.	27,330	723,424
Progress Software Corp. (a)	4,675	89,854
Reed Elsevier PLC - ADR	7,485	221,406
Sage Group PLC - ADR	9,990	158,741
SAP AG - ADR	4,755	272,557
SS&C Technologies Holdings, Inc. (a)	5,230	123,323
Symantec Corp. (a)	9,800	145,432
		3,240,093
Rail Transportation - 0.68%
CSX Corp.	2,420	50,554
Norfolk Southern Corp.	3,375	221,130
Union Pacific Corp.	2,460	274,044
		545,728
Rental and Leasing Services - 0.26%
Brambles Ltd. - ADR	11,100	144,521
McGrath RentCorp.	2,635	66,534
		211,055
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.71%
Deutsche Boerse AG - ADR	33,085	156,095
ICAP PLC - ADR	17,230	184,189
Legg Mason, Inc.	6,089	154,965
Piper Jaffray Cos. (a)	3,335	73,070
		568,319
Support Activities for Mining - 1.53%
Halliburton Co.	4,800	144,288
Key Energy Services, Inc. (a)	6,160	61,046
Petrofac Ltd. - ADR	14,205	169,892
Pioneer Drilling Co. (a)	11,795	87,755
Precision Drilling Corp. (a)(b)	18,940	146,406
Schlumberger Ltd. (b)	3,422	216,442
Subsea 7 SA - ADR (a)	11,985	241,377
Transocean Ltd. (b)	3,731	152,337
		1,219,543
Support Activities for Transportation - 0.20%
HUB Group, Inc. (a)	4,665	163,088
Telecommunications - 3.63%
AT&T, Inc.	14,861	507,801
Atlantic Tele-Network, Inc.	1,730	56,917
CenturyLink, Inc.	6,211	243,595
China Mobile Ltd. - ADR	4,110	208,500
Deutsche Telekom AG - ADR	17,505	172,774
j2 Global, Inc.	4,365	105,589
NTELOS Holdings Corp.	3,292	63,009
RigNet, Inc. (a)	5,015	78,284
Softbank Corp. - ADR (a)	16,395	252,811
Viacom, Inc.	10,613	506,559
Vodafone Group PLC - ADR	26,005	696,675
		2,892,514
Transportation Equipment Manufacturing - 1.65%
Eaton Corp.	4,322	184,376
General Motors Co. (a)	6,953	154,357
Honeywell International, Inc.	3,803	211,675
Tenneco, Inc. (a)	3,845	104,392
Textron, Inc.	6,485	153,241
Toyota Motor Corp. - ADR	3,665	281,801
Triumph Group Inc.	1,585	94,846
United Technologies Corp.	1,810	134,139
		1,318,827
Utilities - 2.05%
Calpine Corp. (a)	13,447	225,910
Cleco Corp.	3,135	128,033
Consolidated Edison, Inc.	1,660	100,198
Edison International	5,315	238,962
Exelon Corp.	5,011	185,307
Linde AG - ADR	20,630	317,702
NorthWestern Corp.	2,340	83,093
PPL Corp.	6,442	176,318
UIL Holdings Corp.	2,295	77,594
Wisconsin Energy Corp.	2,630	99,519
		1,632,636

Warehousing and Storage - 0.09%
Iron Mountain, Inc.	2,550	72,293
Waste Management and Remediation Services - 0.11%
US Ecology, Inc.	5,310	91,385
Wholesale Electronic Markets and Agents and Brokers - 0.09%
Tech Data Corp. (a)	1,580	75,224
Wood Product Manufacturing - 0.08%
Koppers Holdings, Inc.	1,915	67,236
TOTAL COMMON STOCKS (Cost $55,817,747)		60,308,022

EXCHANGE-TRADED FUNDS - 19.62%
Guggenheim Frontier Markets ETF	16,237	312,725
iShares MSCI EAFE Index Fund	49,183	2,348,980
iShares MSCI Italy Index Fund	14,143	143,127
iShares MSCI Spain Index Fund	8,006	171,008
iShares MSCI United Kingdom Index Fund	24,293	377,756
iShares Russell 1000 Value Index Fund	89,432	5,845,276
iShares Russell 2000 Index Fund	17,848	1,358,233
iShares S&P Global Energy Sector Index Fund	13,156	456,776
SPDR S&P Emerging Markets SmallCap ETF	19,180	769,885
Vanguard MSCI Pacific ETF	32,904	1,546,159
Vanguard MSCI European ETF	27,220	1,076,823
Vanguard Total Stock Market ETF	18,463	1,243,114
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,268,726)		15,649,862

REAL ESTATE INVESTMENT TRUSTS -1.44%
DCT Industrial Trust, Inc.	18,205	105,953
DuPont Fabros Technology, Inc.	4,545	115,852
EastGroup Properties, Inc.	2,750	136,318
Entertainment Properties Trust	2,750	113,493
Home Properties, Inc.	2,410	144,455
LaSalle Hotel Properties	5,045	139,141
Public Storage	930	124,127
Sovran Self Storage, Inc.	3,120	153,971
Tanger Factory Outlet Centers	3,790	117,528
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $950,675)		1,150,838

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.94%
Money Market Fund - 2.94%
Fidelity Institutional Government Portfolio	$2,342,036	$2,342,036
TOTAL SHORT-TERM INVESTMENTS (Cost $2,342,036)		2,342,036

Total Investments (Cost $74,379,184) - 99.63%		79,450,758
Other Assets in Excess of Liabilities - 0.37%		294,349
TOTAL NET ASSETS - 100.00%		$79,745,107

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$74,379,184
Gross unrealized appreciation	9,987,474
Gross unrealized depreciation	(4,915,900)
Net unrealized appreciation	$5,071,574

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$60,308,022		$-	$60,308,022
Exchange-Traded Funds	15,649,862	-	-	15,649,862
Real Estate Investment Trusts	1,150,838	-	-	1,150,838
Total Equity	77,108,722	-	-	77,108,722

Short-Term Investments	2,342,036	-	-	2,342,036

Total Investments in Securities	$79,450,758	$-	$-	$79,450,758

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2012.
The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.